Collaboration Agreement - Additional Information (Detail) (USD $)	0 Months Ended	3 Months Ended				12 Months Ended						12 Months Ended							0 Months Ended	12 Months Ended
	Aug. 27, 2013	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2013	Aug. 31, 2013	Jul. 15, 2013	May 20, 2013	Dec. 31, 2012	Aug. 31, 2013 Maximum [Member]	Dec. 31, 2013 License Agreement with Grifols [Member]	Dec. 31, 2012 License Agreement with Grifols [Member]	Dec. 31, 2013 License Agreement with Grifols [Member] Minimum [Member]	Dec. 31, 2013 License Agreement with Grifols [Member] Maximum [Member]	Dec. 31, 2013 License Agreement with Grifols [Member] Research and development [Member]	Dec. 31, 2013 License Agreement with Grifols [Member] General and administrative [Member]	Dec. 31, 2013 Governance Agreement [Member] Person	Aug. 27, 2013 Grifols [Member]	Dec. 31, 2013 Grifols [Member]	May 20, 2013 Grifols [Member]	May 20, 2013 Investors [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Stock Purchase Agreement																				May 20, 2013
Common stock, shares issued and sell		587,252,904				587,252,904			333,968,104	251,346,385											209,774,558	124,193,546
Common stock, purchase price per share									$ 0.124
Sale of common stock		$ 426,607,000				$ 426,607,000	$ 41,400,000			$ 369,919,000	$ 41,400,000
Common Stock authorized shares		1,001,830,627				1,001,830,627		706,830,627		297,527,214
Shareholders holding percentage								50.00%
Payment received from investors and related party																				26,000,000
Closing price of common stock																			$ 0.20
Common stock discount per share	$ 0.076
Common stock discount on share			15,943,000			15,943,000													15,900,000
Future reimbursable research and development expenses by partner												65,000,000
Payments for development milestones by partner												25,000,000
Royalty payments on net sales rate														12.50%	20.00%
Patent coverage or orphan drug designation period												10 years
Percentage of reduction on royalty payment												50.00%
Revenue recognized						8,672,000						8,700,000
Deferred revenue balance												4,400,000
Fully burdened development expenses												7,600,000	1,100,000
Revenues recognized																$ 1,100,000	$ 1,100,000
Number of independent directors																		3
Number of directors designated by partner																		2
Number of chief executive officer																		1
Period to be consider after the first commercial sale for restriction to acquire and sale of stock																		12 months
Minimum target percentage of beneficial ownership to be maintain under governance agreement																		35.00%